Commitments and Contingencies - Environmental Remediation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Gas plant
Loss Contingencies [Line Items]
Environmental remediation costs, low end estimate	$ 39.1
Environmental remediation costs, high end estimate	57.3
Accrual for environmental loss contingencies	39.1
Environmental expense and liabilities incurred	5.5
Electric
Loss Contingencies [Line Items]
Environmental remediation costs, low end estimate	8.2
Environmental remediation costs, high end estimate	27.9
Accrual for environmental loss contingencies	8.2
Environmental expense and liabilities incurred	$ 9.6